Customer And Supplier Concentration - Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 6,750	$ 7,392	$ 8,108
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 1,061	$ 1,279	$ 1,329
Percentage of entity's revenue (as percent)	16.00%	17.00%	16.00%
Customer B
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 722	$ 612	$ 590
Percentage of entity's revenue (as percent)	11.00%	8.00%	7.00%